                                                      Quantum Ventures, Inc.

                          8526 Shepherd Way

                          Delta BC, Canada

Securities and Exchange Commission                                     February 11, 2005

Washington DC

Attention: Adam Halper

RE: Quantum Ventures, Inc.

Registration Statement on Form SB-2 File No. 333-119146

Ladies and Gentlemen,

We are writing in response to your comment latter Dated January 19, 2005

FORM SB-2 /A

General

1. Since this is a continuous offering, it is subject to Rule 415 of the Securities Act. Please add a box to the facing page of the registration statement identifying this filing as a 415 offering. See interpretation G- 133 of the Corporation Finance Telephone Interpretations Manual.

We have noted and have added the box to be in accordance with rule 415

2. To expedite our review process, please ensure that future response letters set forth the location of amended disclosure in your registration statement and your responses are consistent with such disclosure.

We have noted this comment

3. Prior comment 2. Please add risk factor disclosure concerning your possible status as a blank check company.

We have noted this comment and have added this risk factor. Page 8

4. Prior comments 2, 30, 31, 32, and 42. Your MediFlow software is critical to the future of your business, yet the MediFlow software is not described in materially complete terms as requested in our -previous comments. We note that a discussion of MediFlow's acquisition and development, proposed/current functionality, as well as future development milestones should be provided. In addition, we noticed apparently conflicting supplemental disclosures including descriptions of MediFlow as both a "medical infectious disease analysis tool" and a "medical search engine." Further, we requested that you address the costs, requirements and functionality of MediFlow as it would apply to veterinarians, a targeted market. Finally, please revise your disclosure to eliminate technical jargon, such as SQL and ODBC.

We have noted this comment and have revised this section and have deleted the terms SQL and OBDC. Pages 3&24

5. For many prior comments you have supplementally provided brief answers but have not updated the corresponding disclosure in your registration statement. For example, in response to prior comment 42, you described a competitor, Meyer Zev Enterprises. However, you did not identify Mayer Zev as a competitor in your registration statement; and you also did not disclose that Meyer Zev Enterprises developed its own medical infectious disease analysis tool. Fully describe qualitative or quantitative information regarding your relative position or discuss your "numerous" competitors by name.

We have noted this comment and  with respect to Mayer Zev we are aware that they have developed their own infectious disease analysis tool using their medical database and  the software developed by World Star to manage their data base.

Additionally,  we have revised our disclosure to indicate that Mayer Zev Enterprises is a competitor.

Page 26-27

6. Prior comments 3 and 30. We note that you use the term "controlled" to describe Larry Cherrett's role in 3493734 Manitoba from which you purchased the MediFlow software prograrn. Please clarify the disclosure to indicate that Mr. Cherrett is the sole officer and director of this entity and advise if .Mr. Cherrett is also the sole shareholder. Explain any ongoing relationship between 3493734 Manitoba and Quantum Ventures. Please also describe how Mr Cherrett obtained the software developed by World Star Holdings.

We have noted this comment and  Mr. Cherrett is not a shareholder in 3493734 Manitoba  Ltd, shares in the company are owned by the Burke family trust. Additionally, there are no ongoing relationships between Quantum and 3493734 Manitoba Ltd. 3493734 Manitoba Ltd. acquired ownership of the Mediflow software program from World Star Holdings by virtue of monies owed to 3493734 Manitoba Ltd. by World Star.

7. Prior comment 4. We note your response. Please explain why there is no need for blue sky registration for this offering In this regard, we note the disclosure in your plan of distribution regarding the need to comply with state securities laws. If you intend to rely upon state exemptions, please provide a detailed analysis of why you believe each slate exemption is available to you.

It is our intent to comply with blue sky laws and have increased our legal fees and expenses budget (which is disclosed in our revised offering costs) to reflect the future costs of blue sky filings.

8. In future amendments, please update your table of contents to include correct: page numbers

We have noted this comment and have reconciled this section to reflect the proper page numbers.

Prospectus Cover Page

9. As previously requested in prior comment 6, highlight the cross reference to the risk factors section and page by prominent type or similar manner. Sec Item 501(a)(5) of Regulation S-B

.

We have noted this comment and have cross referenced the risk factors section with bold type.

 Summary, page 3

10. Prior comment 9. Please revise the statement that the summary does not contain all of the information that may be important.

We have noted this comment and have expanded this section

11. Reconcile your statement on page 3 that you had "no revenues" with your risk factor discussion stating that you have "nominal revenues."

We have noted this comment and have revised this sentence. Page 5

12. Prior comment 12. Advise whether: any consents were signed pursuant to a waiver of default.

We have noted this comment and have not signed any consents pursuant to a waiver of default.

Risk Factors, page 4

13. Please note that our prior comment 14 was intended as a guide to enhance your disclosure. We did not intend for you to remove all risk factors identified as examples in our comment. Further, we encouraged you to reconsider your disclosure  and revise as appropriate , since many of your risk factor captions are too vague and generic or do not substantively describe the nature of the risk or harm to a potential shareholder. Please revise to describe all material risk factors to Quantum Ventures or this offering. In this regard, please make sure that all information is updated at least through  your September 30, 2004 interim period.

We have noted this comment and have revised the captions to our risk factors, making them more specific and have updated our information up to December 31, 2004

Selling Security Holders, page 9

14. Prior comment 16. As previously requested, advise as to how you located the purchasers for your Regulation S offering.

We have noted this comment, the purchasers for our regulation S offering are all friends, relatives and business associates of our president Desmond Ross.

Directors, Executive Officers, Promoters and Control Persons, page 18

15. Prior comment 21. We note your disclosure stating that you have no employment agreements with directors. Since your two directors are also executive officers, please clarify that there are no employment agreements with employee-directors.

We have noted this comment and revised the text to indicate that there are no contracts with employee directors. Page 18

16. Please respond to our prior comment 23.

We have noted prior comment 23 and confirm that neither Mr. Ross or Mr. Nittritz is affiliated with any other companies that are conducting or are comtemplating an offering of securities.

17. Please revise your disclosure to be specific as to the "hands on" experience of Mr. Ross. Clarify whether the "hands on" experience relates to accounting or finance.

We have noted this comment and have provided more specific disclosure. Page 19

Description of Business, Page24

Current and Planned Development page 28

18. Prior comment 11. Please describe your intentions to purchase computers and other servers and their associative costs in MD&A. See Item 303(a)(1)(iii) of Regulation S-B.

We have noted this comment and have included this disclosure in our Plan of Operation. Page 30

Once or web and demonstration sites are completed we will look to purchasing additional equipment in the form of computers and servers this will allow us to do our own hosting as well as give us a higher level of security. We estimate that this additional equipment will cost approximately $10,000.00

19. Prior comment 33. Please discuss the testing undertaken by uncompensated "business associates" and disclose in greater quantifiable detail what is meant by your disclosure that the testing is done when these associates "are able." Please also advise if your "business associates" have signed confidentiality agreements.

We have noted this comment and the testing that has been undertaken by business associates

Has been  to test the functionality and other potential applications of the software.

What is meant  when the business associates “are able , is in their spare time, due to the fact that they are uncompensated.

Presently, we have only one confidentiality agreement signed at this time

20. Please quantify the estimated marketing expenses described on page 29

We have noted this comment and have revised and added disclosure to this section. Page 30

21. Prior comment 45. Please supplementally advise as to any efforts to obtain additional "equity funding."

We have noted this comment and  have not focused our engeries to seeking additional equity funding at this time, and have been focusing our time in mainly organizational activities and further development of our business that will hopefully allow us to raise additional equity capital in the future.

22. Prior comments 35 and 53. Disclose, if true, that you have no plans for mergers or acquisitions. We note your discussion in MD&A regarding the possibility of acquiring or merging with a private company.

We have noted this comment and have no plans to merge with or acquire a private corporation and have not comtemplated this  option at this time. We make reference to our disclosure on page 31 of the registration statement.

“While it is not our plan to seek other business opportunities including acquiring or merging with a private company unless such an acquisition or merger was with a strategic business partner or business that strengthened and furthered our business plan as outlined in this registration statement.”

Intellectual Property, page 23

23. Please disclose that at the time of the filing of your registration statement you had no protections for your intellectual property. Please also disclose that you had no rights to the Internet domain names http www.quantumventures.com or www.mediflow.com.

We have noted this comment and have disclosed that we have no rights to the internet address’ www.quantumventures.com and www.mediflow.com. Page 26

24. Please disclose Mayer Zev Enterprize's role in "collaborating" on the creation of your software.Does Mayer Zev have any intellectual property rights in your software? What relationship, if any, is there among World Star Holdings, Mr. Chetrett and Mayer Zev?

We have noted this comment and Mayer Zev was not an actual collaborator with respect to the development of the mediflow program, Mayer Zev delivered to World Star their infectious disease

Data Base and World Star developed the mediflow program to manage this data base.

Mayer Zev has the rights to use the program but does not own the Proprietary code.

There are no relationships between Mayer Zev and World Star Holdings and Mr. Cherrett

25. Please advise whether Quantum and Mr. Cherrett have taken all necessary steps to ensure ownership in proprietary rights for "MediFlow."

We haved noted this comment and have confirmed with Mr. Cherrett  that  3493734 Manitoba

Owns the proprietary rights to the mediflow software program.

26. Prior comment 40. We cannot locate discussion regarding the material terns of your non-disclosure agreement.

We have noted this comment and have revised our disclosure to provide a discussion of our

Non-Disclosure/ confidentiality agreement . page 26

Management's Discussion and Analysis or Plan of Operation, page 27

27. Prior comments 34, 46 and 51. Describe, in greater detail how you calculated that you need $255,000 in update the Mediflow software and meet the expenditure covenants under the Technology Purchase Agreement. As part of this discussion, please provide time frames and milestones. (We note your brief discussion under Plan of Operation regarding registering your trademarks for $3500, completing development of your website and demonstration site for $6500 and initiating your marketing plans.) Please also include a discussion of the legal and fiscal ramifications associated with your spending covenants in the Technology Acquisition Agreement

. We have noted this comment and and have discussed this matter with the Company’s Council

And the vendor, and both parties agree that there is a need for the Technology Purchase Agreement to be amended, to more clearly define the spending covenants, time frames, and milestones.

Additionally, we will file an amended agreement in our next amendment, or if the company should become effective we will file this amended agreement in conjunction with the effective date.

28. Prior Comment 45. Please supplementally advise as to Quantum's status in obtaining government grants or participating in government programs. Please provide details on the type and nature of such grants or programs.

We have noted this comment and have researched the National Research Council (Canada) and through our research have determined that we will apply to the NRC-IRAP (Industrial Research Assistance Program) for additional funding. We anticipate making application within the next 30 to 60 Days and will likely have to hire an outside consultant to prepare our application for this funding.

29. Prior comment 47. We are unable to locate the disclosure regarding the costs associated with Quantum becoming, a public reporting company, including additional legal, accounting and general compliance costs as well as the sources of funds to be used to pay such costs.

We have noted this comment and have revised this disclosure under the heading “Plan of Operation”

30. Prior comment 48. We do not understand your response regarding outlining the components of the estimated $4,000) per month in expenditures.

We have noted this comment and while we have budgeted this amount per month  we have not specifically determined how this money is to be spent on a monthly basis.

31. Please describe in quantifiable terms the costs associated with hiring additional employees at each phase of Quantum's plan of operation. We note your response to our prior comment 50 that you will not hire outside consultants, however this appears to he inconsistent with disclosure in your business discussion (i.e., marketing and employees/consultants).

We have noted this comment and have revised this section to reflect the estimated costs of these employees and consultants. Page 30

Addtionally, we do intend to hire employees, but at a later date, and apologize for the confusion in our last response.

Executive Compensation, page 31

32. Prior comments 58 and 59. Mr. Nittritz's consulting fees should be reflected in the summary compensation table under salary or bonus, as appropriate. Please describe in the business section the production status of the preliminary website design for which Mr. Nittritz received compensation.

We have noted this comment and have disclosed this in the summary compensation table.

Additionally, Mr. Nittritz  is approximately 40 to 50% complete with the preliminary design of the web site and anticipate loading our intial beta site within the next 30 to 45 days.

Consolidated Financial Statements

Consolidated Balance Sheet Page F3

33. We note that you have separately reported your liability for acquired technology in response to prior comment 62. However, the amount reported on the balance sheet as June 30, 2004 of $1,000 appears inconsistent with the $5,000 cash and $1,000 of common stock disclosed as unpaid in 'Note 3 to the consolidated financial statements (page F-10). Supplementally, reconcile these amounts. Also, explain why the technology purchase resulted in an investing cash ourflow

$6,000 during the period from inception to June 30, 2004 if the consideration was unpaid as of  the balance sheet date and the cash portion was limited to $5,000.

We have noted this comment and have made these revisions.

Consolidated Statement of Cash Flows page F5

34. The column heading in your consolidated statement of cash flows appears incorrect. Please revise.

We have noted this comment and revised.

Note 3. Technology Rights, page F l2

35. We have read your response to prior comment 72 regarding the' technology Purchase Agreement and have the following additional comments:We note that you only addressed the cash consideration paid in accordance with the agreement  and not the equity consideration in response to the first bullet point of the prior comment, Supplementally, address the first bullet point of the prior comment as it relates to the equity consideration considering that the agreement appears to require issuance of the shares at closing; Supplementally, clarify your response to the third bullet point of the prior comment to help us understand why you did not allocate consideration paid under the agreement to the non-compete provision solely because its term exceeds the useful life of the technology. In addition, tell us and disclose the useful life of the acquired technology and explain how you concluded that the technology asset is recoverable given its short life and the very early stage of the company's development. Please be specific and provide us with any analyses used by maunagement and the company's auditors to determine recoverability; and We were unable to locate any additional disclosures addressing the fourth bullet point of the prior comment. Please revise.

We have noted this comment and have made the following revisions.

Bullet Point one

In the purchase of the technology, both the Vendor and the Purchaser agreed the 100,000 common shares portion of the consideration would be issued when a transfer agent had been retained by the Company.  The Company recognized the liability for the issuance of shares on execution of the agreement.

Bullet Point three

The Company recognizes the costs incurred in the acquisition and development of its Mediflow technology in accordance with FAS 86, "Accounting for the Costs of Computer Softrware to Be Sold, Leased or Otherwise Marketed".  Accordingly, direct costs incurred in the acquisition of the software are capitalized and amortized over the estimated useful life.    As the software is not yet available for general release to customers, no amortization has been taken.  The technology as acquired on May 18, 2004 has an estimated estimated economic life of less than three years due to the rapid obsolescence associated with all software programs, however, the Company's planned development of the software over the three year period will increase it's estimated economic life.

The recoverability of the technology asset is dependent on the development of a viable software program, successfully marketing it to the medical and verternarian professions, obtaining the necessary financing to complete the software development and it's future profitable distribution.  The Company believes that it will be successful and that the future profits from the sale of the Mediflow software to the medical and veterinarian professions significantly exceeds the capitalized costs.  However, as an estimated level of future revenues cannot be reasonably estimated because such estimates are dependant on future events which cannot be accurately predicted.  For similar reasons, no allocation of the technology cost was made to the non-compete provision, and forgoing the aforementioned, it is considered to be immaterial given the minimal cost of the technology.

Bullet Point Four

The Company has indemnified the Vendor in section 7.02 of the Technology purchase agreement.

36. We were unable to locate any supplemental response or additional disclosures addressing prior comment 73. Please respond supplementally and revise.

We have noted this comment and and have discussed this matter with the Company’s Council

And the vendor, and both parties agree  that there is a need for the Technology Purchase Agreement to be amended, to more clearly define the spending covenants, time frames, and milestones.

Additionally, we will file an amended agreement in our next amendment, or if the company should become effective we will file this amended agreement in conjunction with the effective date.

PART 111

Other Expense of Issuance and Distribution Page 11-1

37. We note your expenditures of $6,500 for website development as part of the "cost of the offering." Please advise if this website was developed for the offering and why the website development is included as a "cost of the offering."

We have noted this comment and have removed this from the cost of the offering. Additionally,

The web site is being developed as part of the company’s business plan and not specifically for the offering

38. Please supplementally advise why the $3,500 trademark registration fees are included as a "cost of the offering."

We have noted this comment and have removed this from the cost of the offering

Signatures, 11-4

39. Please ensure that your next amendment sets forth the signatures of Messrs. Nittritz and Ross.

We have noted this comment.

Exhibit 3.2

40. Please advise if the restr-ictions contained in Section 47 are appropriate terms for a public company. Further, please confirm the accuracy of your updated Section 47(e).

We have reviewed this section, have deemed it inappropriate and have deleted this section

Exhibit 5.1

41. Please advise if Mr. Emas is admitted to practice law in the State of Nevada.

We have noted this comment and Mr. Emas has not been admitted to the bar in the State of Nevada.

Exhibit 99.1

42. In the future please ensure you properly label exhibit 99.1 pursuant to Item 601(b)(10) of Regulation S-B.

We have noted this comment and have re-labeled exhibit 99.1 to be in accordance of  Item 601(b)(10) of Regulation S-B

Exhibit 99.2

43. Prior comment 77. W e note that you have not filed exhibit 99.2 pursuant to your response. Please file an exhibit that lists any subsidiaries of Quantum Ventures and label it pursuant to Item 601(b)(21) of Regulation S-B.

We have noted this comment and have filed this exhibit under 99.2 and labeled it to be in accordance with Item 601(b)(21) of Regulation S-B

Yours truly,

/s/Desmond Ross

Desmond Ross

President, Quantum Ventures,Inc.